Fair Value Measurements (Details) - Schedule of Financial Assets that are Measured at Fair Value - Fair Value, Recurring [Member] - U.S. Treasury Securities [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets that are Measured at Fair Value [Line Items]
U.S. Treasury Securities Money Market Funds	$ 13,534,219	$ 24,376,178	$ 229,792,494
Investments held in Trust Account:
U.S. Treasury Securities Money Market Funds	13,534,219	24,376,178	229,792,494
Level 1 [Member]
Schedule of Financial Assets that are Measured at Fair Value [Line Items]
U.S. Treasury Securities Money Market Funds	13,534,219	24,376,178	229,792,494
Investments held in Trust Account:
U.S. Treasury Securities Money Market Funds	13,534,219	24,376,178	229,792,494
Level 2 [Member]
Schedule of Financial Assets that are Measured at Fair Value [Line Items]
U.S. Treasury Securities Money Market Funds
Investments held in Trust Account:
U.S. Treasury Securities Money Market Funds
Level 3 [Member]
Schedule of Financial Assets that are Measured at Fair Value [Line Items]
U.S. Treasury Securities Money Market Funds
Investments held in Trust Account:
U.S. Treasury Securities Money Market Funds